Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                                          August 5, 2014

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

     Re:    AllianceBernstein Cap Fund, Inc.
             - AllianceBernstein Emerging Markets Multi-Asset Portfolio
            (File Nos. 2-29901 and 811-01716)
            -----------------------------------------------------------

Ladies and Gentlemen:

            On behalf of AllianceBernstein Cap Fund, Inc. - AllianceBernstein Emerging Markets Multi-Asset Portfolio (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus for the Fund that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on July 30, 2014.

            A copy of the Statement of Additional Information for the Fund will be filed under Rule 497(c) today.

            Please call me at the above-referenced number if you have any questions regarding the attached.

                                                          Sincerely,



                                                          /s/ Anna C. Leist
                                                          --------------------
                                                              Anna C. Leist